Label	Element	Value
Morgan Stanley Europe Opportunity Fund Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	March 16, 2022 Supplement SUPPLEMENT DATED MARCH 16, 2022 TO THE PROSPECTUS OF Morgan Stanley Europe Opportunity Fund, Inc., dated February 28, 2022
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Europe Opportunity Fund, Inc.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following changes will take effect on April 29, 2022:

•  The minimum initial investment amount for Class I shares of the Fund will be reduced to $1 million;

•  The contingent deferred sales charge holding period for Class A shares of the Fund that are not subject to any sales charges at the time of purchase will be reduced to 12 months after purchase; and

•  The dollar amount at which investors may qualify for a sales charge discount for Class A shares of the Fund will be increased to $50,000. Accordingly, the cumulative net asset value per share of Class A shares of the Fund being purchased in a single transaction (together with other shares of Morgan Stanley Funds), as described in the section "Fund Summary—Fees and Expenses" in the Prospectus, at which investors may qualify for a sales charge discount will be $50,000 or more. In addition, the front-end sales charge schedule for Class A shares of the Fund as well as the dealer commission as a percentage of offering price schedule will be amended.

Accordingly, the following changes will be made to the Prospectus effective April 29, 2022:

In the section of the Prospectus entitled "Fund Summary—Fees and Expenses", the dollar amount at which investors may qualify for a sales charge discount for Class A shares of the Fund will be increased to $50,000 or more.

Footnote 1 in the section of the Prospectus entitled "Fund Summary—Fees and Expenses" is hereby deleted in its entirety and replaced with the following:

  Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances. See "Shareholder Information—Share Class Arrangements" for further information about the CDSC waiver categories.

Please retain this supplement for future reference.

Morgan Stanley Europe Opportunity Fund Inc. | A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments in Class A shares that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 12 months after purchase, except for certain specific circumstances.